Exhibit 99.5

NISSAN MASTER OWNER TRUST RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-17	15-Aug-17	15-Sep-17
To	31-Aug-17	15-Sep-17
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$331,639.51
Series Nominal Liquidation Amount	636,150,639.51
Required Participation Amount	$636,150,639.51
Excess Receivables	$46,080,224.56
Total Collateral	682,230,864.07
Collateral as Percent of Notes	132.47%

Series Allocation Percentage at Month-End	13.64%
Floating Allocation Percentage at Month-End	90.11%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.226670%
A1 Applicable Margin	0.310000%
1.536670%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,852,726,990.64
Total Principal Collections	($2,045,533,648.28)
Investment in New Receivables	$1,921,671,057.17
Receivables Added for Additional Accounts	$0.00
Repurchases	($32,887,699.38)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($689,337,196.98)
Less Servicing Adjustment	($5,866,081.76)

Ending Balance	$5,000,773,421.41
SAP for Next Period	13.64%
Average Receivable Balance	$5,083,281,402.69
Monthly Payment Rate	40.24%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,890,350.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,890,350.78

	Actual	Per $1000
Interest A	681,470.46	0.68
Principal A	—	—

		0.68
			1.54%

Total Due Investors	681,470.46
Servicing Fee	529,849.17

Excess Cash Flow	865,055.62

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.77%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		20.38%